Staff costs - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 employee people £ / shares	Dec. 31, 2021 employee £ / shares	Dec. 31, 2020 employee £ / shares	Dec. 31, 2009 GBP (£) tradingSession
Share-based payment arrangement
Total number of employees	206,462	199,177	193,226
Average number of employees with disabilities	4,114	3,703	3,577
Weighted average grant-date fair value of options granted (in GBP per share) | £ / shares	£ 0.23	£ 0.20	£ 0.21
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Santander UK plc | Sharesave plan
Share-based payment arrangement
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions | tradingSession				3
Minimum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the Sharesave Scheme by UK tax authorities				21 days
Maximum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the Sharesave Scheme by UK tax authorities				41 days
Banco Santander, S.A.
Share-based payment arrangement
Average number of employees with disabilities	331	288	319
Employee with disabilities, threshold degree of disability	33.00%
Number of employees with disabilities at end of period	444	307	317